Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
FDIC insurance limits			$ 22,705	$ 346,746
Allowances for uncollectable			0	0
Deferred expenses	$ 260,411		185,084	111,548
Grant revenue	193,000	$ 201,000	1,170,000	560,000
Uncertain tax positions	0		$ 0	$ 0
Effective tax rate				27.60%
Cash equivalents	$ 0